HSBC RMB Fixed Income Fund
HSBC RMB Fixed Income Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC RMB Fixed Income Fund	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC RMB Fixed Income Fund		Class A	Class I	Class S
Management Fee		0.55%	0.55%	0.55%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		1.56%	1.46%	1.36%
Total Other Expenses	[1]	1.81%	1.46%	1.36%
Total Annual Fund Operating Expenses		2.36%	2.01%	1.91%
Fee Waiver and/or Expense Reimbursement	[2]	(0.91%)	(0.91%)	(0.91%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%	1.10%	1.00%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.45% for Class A Shares, 1.10% for Class I Shares and 1.00% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until April 30, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Supplement Dated June 29, 2012
to the HSBC RMB Fixed Income Fund Prospectus
Dated April 30, 2012, as Supplemented June 5, 2012 and June 20, 2012
(the “Prospectus”)

Effective June 29, 2012, the 2.00% redemption/exchange fee relating to redemptions or exchanges of shares of the HSBC RMB Fixed Income Fund (the “Fund”) held for less than 30 days was eliminated. As such, the Prospectus of the Funds is revised as described below:

The table under “HSBC RMB Fixed Income Fund Summary Section – Fees and Expenses of the Fund” on page 3 of the Prospectus is replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I	Class S
Management Fee	0.55%	0.55%	0.55%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses	1.56%	1.46%	1.36%
Total Other Expenses(1)	1.81%	1.46%	1.36%
Total Annual Fund Operating Expenses	2.36%	2.01%	1.91%
Fee Waiver and/or Expense Reimbursement(2)	-0.91%	-0.91%	-0.91%
Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement	1.45%	1.10%	1.00%
(1) Based on estimated amounts for the current fiscal year.

(2) HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.45% for Class A Shares, 1.10% for Class I Shares and 1.00% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until April 30, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.